FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21705

Nuveen Tax-Advantaged Floating Rate Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: June 30

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record

Nuveen Tax-Advantaged Floating Rate Fund

MidCarolina Financial Corporation	Meeting Date	Country	Primary Security ID	Meeting Type	Record Date	Shares Voted

	25-May-10	USA	59563Q107	Annual	31-Mar-10	5,000

Ticker: MCFI

		Mgmt Rec	Vote Instruction
1.1	Elect Director James R. Copland III	For	Withhold
1.2	Elect Director John A. Holt, Sr.	For	For
1.3	Elect Director John K. Roberts	For	Withhold
1.4	Elect Director Robert A. Ward	For	Withhold
1.5	Elect Director George C. Waldrep, Jr.	For	For
2	Ratify Auditors	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Tax-Advantaged Floating Rate Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2010